Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2023
Trade and other receivables
Schedule of trade and other receivables

	2023	2022
for the year ended 30 June	Rm	Rm
Trade receivables[1]	27 296	32 778
Other receivables (financial assets)	4 082	4 546
Related party receivables — equity accounted investments[2]	289	2 074
Impairment of trade and other receivables*	(752)	(462)
	30 915	38 936
Other receivables (non-financial assets)[3]	355	2 571
Duties recoverable from customers	—	485
Prepaid expenses and other	2 507	2 115
Value added tax	2 128	2 564
	35 905	46 671
1	Decrease mainly as a result of lower sales volumes and prices at year end.
2	Included in 2022 related party receivables is a dividend receivable from ORYX GTL Limited of R1,6 billion.
3	In 2022 the Sasol Oil Slate balance reflected an under recovery of R2,6 billion mainly as a result of increased international crude oil prices coupled with a weak rand/US$ exchange rate. The slate balance was recovered through the Department of Mineral Resources and Energy’s slate levy mechanism (R1,7 billion) and under recoveries due to BFP price changes (R1,2 billion). For 2023 the slate balance is in an over-recovery position and is therefore recognised under Other payables (non-financial liabilities).